Non-Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Apr. 01, 2018	Apr. 01, 2018	Mar. 23, 2018	Jan. 02, 2016	Mar. 31, 2019	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Common stock called by warrant								625,000
Principal secured debentures amount						$ 20,000
Interest rate basis	LIBOR plus 10.0%					LIBOR plus 15.0%
Availability of debt or equity financing			$ 100,000			$ 100,000
Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Warrant exercise price					$ 0.8231
Exercise of warrants					6,458,001
Principal secured debentures amount					$ 80,000
Interest rate basis					LIBOR plus 10.0%
Availability of debt or equity financing					$ 100,000
PolyMet [Member]
Disclosure of detailed information about borrowings [line items]
Exercise of warrants								44,303,743
PolyMet [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount							$ 140,000	$ 70,000
Glencore Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs capitalization								100.00%
Interest rate basis		LIBOR plus 10.0%		LIBOR plus 15.0%			LIBOR plus 8.0%
Interest costs capitalized								$ 38,882
Availability of debt or equity financing								$ 100,000